Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 1,027,625	$ 30,260
Value added tax credit	253,246	159,287
Others	43,145	5,193
Total	$ 1,324,016	$ 194,740